Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income-Foreign currency Adjustments	Total
Balance, Value at Mar. 31, 2009	$ 17	$ (1,462)	$ 21,765	$ (9,372)	$ 2,240	$ 13,188
Balance, Shares at Mar. 31, 2009	5,577,639	330,736
Net loss				(1,560)		(1,560)
Foreign exchange translation adjustment					199	199
Balance, Value at Mar. 31, 2010	17	(1,462)	21,765	10,932	2,439	11,827
Balance, Shares at Mar. 31, 2010	5,577,639	330,736
Net loss				(902)		(902)
Foreign exchange translation adjustment					353	353
Balance, Value at Mar. 31, 2011	17	(1,462)	21,765	(11,834)	2,792	11,278
Balance, Shares at Mar. 31, 2011	5,577,639	330,736
Net loss				(754)		(754)
Foreign exchange translation adjustment					62	62
Balance, Value at Mar. 31, 2012	17	(1,462)	21,765	(12,588)	2,854	10,586
Balance, Shares at Mar. 31, 2012	5,577,639	330,736				5,246,903
Net loss
Foreign exchange translation adjustment
Balance, Value at Mar. 31, 2013	$ 17	$ (1,462)	$ 21,765	$ (12,588)	$ 2,854	$ 10,586
Balance, Shares at Mar. 31, 2013	5,577,639	330,736				5,246,903